Business Segment	12 Months Ended
Dec. 31, 2025
Business Segment [Abstract]
Business Segment
6.	Business Segment:

For management purposes, the Bank has organized its operations and commercial strategies into four business segments, which are defined in accordance with the type of products and services offered to target customers. These business segments are currently defined as follows:

Retail Banking:	This segment focuses on individuals and small and medium-sized companies (SMEs) with annual sales up to UF 70,000, where the product offering focuses primarily on consumer loans, commercial loans, checking accounts, credit cards, credit lines and residential mortgage loans.

Wholesale Banking:	This segment focused on corporate clients and large companies, whose annual revenue exceed UF 70,000, where the product offering focuses primarily on commercial loans, checking accounts and liquidity management services, debt instruments, foreign trade, derivative contracts and leases.

Treasury:	This segment includes revenues associated with the management of the investment portfolio and the business of financial transactions and currency trading.

Transactions with customers performed out by the Treasury are reflected in the respective aforementioned segments. These products are highly transaction-focused and include foreign exchange transactions, derivatives and financial instruments in general, among others.

Subsidiaries:	Corresponds to the businesses generated by the companies controlled by the Bank, which perform banking business support activities. Companies comprising this segment are the following:

●	Banchile Administradora General de Fondos S.A.
●	Banchile Asesoría Financiera S.A.
●	Banchile Corredores de Seguros Ltda.
●	Banchile Corredores de Bolsa S.A.
●	Operadora de Tarjetas Banchile Pagos S.A.
●	Socofin S.A. (*)

(*)	See Note 5 letter (d) and (g) on Relevant Events.

The financial information used to measure the performance of the Bank’s business segments is not comparable with similar information from other financial institutions because each institution relies on its own definitions. The accounting policies applied to the segments are the same as those described in the section (x) ¨Segment reporting¨ of the signifcant accounting policies. The Bank obtains the majority of the results from: interest, indexation, fees and commissions and financial transaction and changes, discounting provisions for credit risk and operating expenses. Management relies mainly on these concepts to evaluate the performance of the segments and make decisions about the goals and allocations of resources of each unit. Although the results of the segments reconcile with those of the Bank at the total level, this is not necessarily the case in terms of the different concepts, because management is measured and controlled individually and not on a consolidated basis, applying the following criteria:

●	The net interest margin of loans and deposits is obtained by aggregating the net financial margins of each individual operation of credit and deposit transactions performed by the Bank. For these purposes, the volume of each operation and its contribution margin are considered, which in turn corresponds to the difference between the effective rate of the customer and the internal transfer price established according to each transaction’s term and currency of each operation. Additionally, the net margin includes the result of interest and indexation from the accounting hedges.

●	Allowance for credit risk is determined at the customer and counterparty level based on the characteristics of each of their operations.

●	The capital and financial impacts on profit or loss have been assigned to each segment based on the risk-weighted assets.

●	Operating expenses are reflected at the level of the Bank´s different functional areas. Then, for the business segment purposes, the allocation of expenses from functional areas is done using different allocation criteria, at the level of the different concepts and expense items.

Taxes are managed at the consolidated level and are not allocated to business segments.

For the years ended December 31, 2025, 2024 and 2023 there was no income from transactions with a customer or counterparty that accounted for 10% or more of the Bank’s total revenues.

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2025 for each of the segments defined above:

	As of December 31, 2025
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,485,820	674,144	(107,552)	(2,054)	2,050,358	1,526	2,051,884	18,198		2,070,082
Net fee and commission income	362,587	93,767	3,399	197,034	656,787	(19,528)	637,259	(16,556)		620,703
Net Financial Result	6,111	50,055	171,280	50,411	277,857	(1,526)	276,331	(4,017)		272,314
Other income	40,666	15,608	—	6,714	62,988	(14,876)	48,112	6,407		54,519
Income from investments in other companies	9,505	2,329	158	465	12,457	—	12,457	(474)		11,983
Total operating income, before expected credit losses	1,904,689	835,903	67,285	252,570	3,060,447	(34,404)	3,026,043	3,558	(1)	3,029,601
Expected credit losses	(378,738)	1,228	(4,412)	—	(381,922)	—	(381,922)	(12,940)	(2)	(394,862)
Total operating income, net of expected credit losses	1,525,951	837,131	62,873	252,570	2,678,525	(34,404)	2,644,121	(9,382)		2,634,739
Personnel expenses	(377,347)	(113,707)	(3,945)	(75,377)	(570,376)	21	(570,355)	—		(570,355)
Administrative expenses	(331,250)	(78,690)	(2,366)	(50,681)	(462,987)	33,354	(429,633)	—		(429,633)
Depreciation and amortization	(80,696)	(7,103)	(542)	(6,769)	(95,110)	—	(95,110)	—		(95,110)
Impairment of non-financial assets	(335)	(10)	—	(1,537)	(1,882)	—	(1,882)	—		(1,882)
Other operating expenses	(25,590)	(7,024)	(32)	(2,341)	(34,987)	1,029	(33,958)	—		(33,958)
Total operating expenses	(815,218)	(206,534)	(6,885)	(136,705)	(1,165,342)	34,404	(1,130,938)	—		(1,130,938)
Net operating income before income tax	710,733	630,597	55,988	115,865	1,513,183	—	1,513,183	(9,382)		1,503,801
Income tax					(320,921)	—	(320,921)	2,533	(3)	(318,388)
Net income for the year					1,192,262	—	1,192,262	(6,849)		1,185,413

Assets	25,819,643	12,536,827	14,154,573	1,285,572	53,796,615	(261,464)	53,535,151	235,780		53,770,931
Current and deferred taxes					565,752	—	565,752	(232,075)		333,677
Total assets					54,362,367	(261,464)	54,100,903	3,705	(4)	54,104,608

Liabilities	17,893,540	10,543,300	19,062,619	1,028,142	48,527,601	(261,464)	48,266,137	(884,607)		47,381,530
Current and deferred taxes					35,231	—	35,231	—		35,231
Total liabilities					48,562,832	(261,464)	48,301,368	(884,607)	(5)	47,416,761

Reclassifications and adjustments to conform IFRS

(1)	The total effect of IFRS adjustments is MCh$3,558, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$(12,940), which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect relates to IFRS adjustments of MCh$2,533, which stems from deferred taxes.

(4)	The total effect of IFRS adjustments in assets is MCh$3,705, which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(5)	The total effect of IFRS adjustments in liabilities is MCh$(884,607), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2024 for each of the segments defined above (*):

	As of December 31, 2024
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,503,824	744,346	(105,115)	(3,759)	2,139,296	1,555	2,140,851	21,904		2,162,755
Net fee and commission income	323,785	90,343	4,376	190,192	608,696	(36,813)	571,883	(15,575)		556,308
Net Financial Result	15,885	47,410	160,589	52,858	276,742	(1,555)	275,187	5,293		280,480
Other income	41,640	10,338	—	3,408	55,386	(10,074)	45,312	6,007		51,319
Income from investments in other companies	9,291	6,385	980	396	17,052	—	17,052	(397)		16,655
Total operating income, before expected credit losses	1,894,425	898,822	60,830	243,095	3,097,172	(46,887)	3,050,285	17,232	(1)	3,067,517
Expected credit losses	(364,712)	(26,033)	(1,009)	—	(391,754)	—	(391,754)	39,048	(2)	(352,706)
Total operating income, net of expected credit losses	1,529,713	872,789	59,821	243,095	2,705,418	(46,887)	2,658,531	56,280		2,714,811
Personnel expenses	(378,596)	(113,623)	(3,951)	(86,397)	(582,567)	20	(582,547)	—		(582,547)
Administrative expenses	(336,550)	(75,958)	(1,938)	(48,178)	(462,624)	45,928	(416,696)	—		(416,696)
Depreciation and amortization	(78,846)	(7,791)	(575)	(7,389)	(94,601)	—	(94,601)	—		(94,601)
Impairment of non-financial assets	(1,147)	—	—	(1,704)	(2,851)	—	(2,851)	—		(2,851)
Other operating expenses	(25,448)	(10,058)	(52)	(1,420)	(36,978)	939	(36,039)	—		(36,039)
Total operating expenses	(820,587)	(207,430)	(6,516)	(145,088)	(1,179,621)	46,887	(1,132,734)	—		(1,132,734)
Net operating income, before income tax	709,126	665,359	53,305	98,007	1,525,797	—	1,525,797	56,280		1,582,077
Income tax					(318,405)	—	(318,405)	(15,196)	(3)	(333,601)
Net income for the year					1,207,392	—	1,207,392	41,084		1,248,476

Assets	24,832,432	13,259,610	12,589,488	924,392	51,605,922	(227,179)	51,378,743	194,709		51,573,452
Current and deferred taxes					716,698	—	716,698	(234,608)		482,090
Total assets					52,322,620	(227,179)	52,095,441	(39,899)	(4)	52,055,542

Liabilities	18,015,015	10,790,972	17,198,350	694,984	46,699,321	(227,179)	46,472,142	(921,794)		45,550,348
Current and deferred taxes					298	—	298	—		298
Total liabilities					46,699,619	(227,179)	46,472,440	(921,794)	(5)	45,550,646

(*)	The comparative information was aligned with the new segment structure in accordance with IFRS 8.

Reclassifications and adjustments to conform IFRS

(1)	The total effect of IFRS adjustments is MCh$17,232, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$39,048, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect relates to IFRS adjustments of MCh$(15,196), which stems from deferred taxes.

(4)	The total effect of IFRS adjustments in assets is MCh$(39,899), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(5)	The total effect of IFRS adjustments in liabilities is MCh$(921,794), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL

The following table presents the income, and assets and liabilities by segment as of and for the year ended December 31, 2023 for each of the segments defined above (*):

	As of December 31, 2023
	Retail Banking	Wholesale Banking	Treasury	Subsidiaries	Subtotal	Consolidation adjustments	Subtotal	Adjustments to conform IFRS	Note	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$				MCh$
Net interest and Inflation indexation income	1,427,085	790,083	(316,290)	(11,162)	1,889,716	944	1,890,660	30,132		1,920,792
Net fee and commission income	321,736	81,680	1,725	173,416	578,557	(32,627)	545,930	(11,246)		534,684
Net Financial Result	10,771	54,902	336,515	66,521	468,709	(944)	467,765	1,788		469,553
Other income	54,623	24,913	—	3,400	82,936	(6,851)	76,085	(339)		75,746
Income from investments in other companies	9,624	3,366	342	1,100	14,432	—	14,432	(1,023)		13,409
Total operating income, before expected credit losses	1,823,839	954,944	22,292	233,275	3,034,350	(39,478)	2,994,872	19,312	(1)	3,014,184
Expected credit losses	(373,169)	9,164	2,754	—	(361,251)	—	(361,251)	159,307	(2)	(201,944)
Total operating income, net of expected credit losses	1,450,670	964,108	25,046	233,275	2,673,099	(39,478)	2,633,621	178,619		2,812,240
Personnel expenses	(380,149)	(110,822)	(2,972)	(88,761)	(582,704)	20	(582,684)	—		(582,684)
Administrative expenses	(326,380)	(74,445)	(1,866)	(39,052)	(441,743)	38,488	(403,255)	—		(403,255)
Depreciation and amortization	(76,893)	(8,502)	(289)	(6,624)	(92,308)	—	(92,308)	—		(92,308)
Impairment of non-financial assets	(1,773)	(5)	—	16	(1,762)	—	(1,762)	—		(1,762)
Other operating expenses	(28,439)	(6,841)	(3)	(1,777)	(37,060)	970	(36,090)	—		(36,090)
Total operating expenses	(813,634)	(200,615)	(5,130)	(136,198)	(1,155,577)	39,478	(1,116,099)	—		(1,116,099)
Net operating income, before income tax	637,036	763,493	19,916	97,077	1,517,522	—	1,517,522	178,619		1,696,141
Income tax					(273,887)	—	(273,887)	(48,227)	(3)	(322,114)
Net income for the year					1,243,635	—	1,243,635	130,392		1,374,027

Assets	23,583,402	13,247,584	17,530,710	986,697	55,348,393	(236,853)	55,111,540	144,901		55,256,441
Current and deferred taxes					681,012	—	681,012	(219,412)		461,600
Total assets					56,029,405	(236,853)	55,792,552	(74,511)	(4)	55,718,041

Liabilities	19,123,031	10,671,254	20,219,857	777,170	50,791,312	(236,853)	50,554,459	(919,171)		49,635,288
Current and deferred taxes					808	—	808	—		808
Total liabilities					50,792,120	(236,853)	50,555,267	(919,171)	(5)	49,636,096

(*)	The comparative information was aligned with the new segment structure in accordance with IFRS 8.

Reclassifications and adjustments to conform IFRS

(1)	The total effect of IFRS adjustments is MCh$19,312, which mainly stems from the recognition of interest income on accrual basis.

(2)	The total effect relates to IFRS adjustments of MCh$159,307, which mainly stems from differences in the calculation model of allowances for ECL.

(3)	The total effect relates to IFRS adjustments of MCh$(48,227), which stems from deferred taxes.

(4)	The total effect of IFRS adjustments in assets is MCh$(74,511), which mainly stems from differences in the calculation model for ECL and deferred taxes effects.

(5)	The total effect of IFRS adjustments in liabilities is MCh$(919,171), which mainly stems from provision for minimum dividends and differences in the calculation model of allowances for ECL.